UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004

Check here if Amendment  [    ];  Amendment Number:
This Amendment  (Check only one.):    [     ]  is a restatement.
                                      [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              Amerindo Investment Advisors Inc.
Address:           One Embarcadero Center, Suite 2300
                   San Francisco, California 94111

Form 13F File Number:     28-2623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report of Behalf of Reporting Manager:

Name:         Dana E. Smith
Title:        Chief Compliance Officer
Phone:        212-371-6360

Signature, Place, and Date of Signing:

/s/ Dana E. Smith   New York, New York     May 13, 2004

Report Type  (Check only one.):

[  X  ]    13F HOLDINGS REPORT.  (Check here if all holdings of this
           reporting manager are reported in this report.)

[     ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[     ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)









FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1

Form 13F Information Table Entry Total:          64

Form 13F Information Table Value Total:          $1,112,088 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No.        13F File Number        Name

       01         28-10424       Amerindo Investment Advisors Inc. Offshore

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                                              FORM 13F INFORMATION TABLE
                                                                         VALUE  SHARES/ SH/Put/INVSTMT OTHRVOTING AUTHORITY
NAME OF ISSUER                                TTL OF CLASS  CUSIP     (X$1000) PRN  AMT PRNCallDSCRETN MGRSSOLE    SHARED NONE
Abgenix, Inc.                                 COM           00339B107        70     5262 SH     DEFINED 01     5262      0   0
Alcatel                                       COM           013904305      1779   112231 SH     SOLE         112231      0   0
Alexion Pharmaceuticals Inc.                  COM           015351109       500    21052 SH     DEFINED 01    21052      0   0
Amazon.com, Inc.                              COM           023135106       714    16500 SH     DEFINED 01    16500      0   0
Amazon.com, Inc.                              COM           023135106     95558  2207900 SH     SOLE        2207900      0   0
American SuperConductors Corp.                COM           030111108      6894   536950 SH     SOLE         536950      0   0
Ariba, Inc.                                   COM           04033V104       727   257016 SH     SOLE         257016      0   0
Broadcom, Inc.                                COM           111320107       176     4500 SH     SOLE           4500      0   0
Brocade Communications Systems                COM           111621108       378    56960 SH     DEFINED 01    56960      0   0
Brocade Communications Systems                COM           111621108       219    32963 SH     SOLE          32963      0   0
BROKAT Antiengesellschaft                     COM                             0     1533 SH     DEFINED 01     1533      0   0
CancerVax Corporation                         COM           13738Y107        58     5500 SH     DEFINED 01     5500      0   0
CancerVax Corporation                         COM           13738Y107     17849  1682290 SH     SOLE        1682290      0   0
Centura Software Corporation                  COM           15640W103         0      500 SH     DEFINED 01      500      0   0
CheckPoint Software                           COM                           569    25000 SH     SOLE          25000      0   0
CIENA Corporation                             COM           171779101       141    28416 SH     SOLE          28416      0   0
Cygnus, Inc.                                  COM           232560102         1     1000 SH     DEFINED 01     1000      0   0
Divine Inc.                                   COM           255402406         0     3393 SH     DEFINED 01     3393      0   0
Drugstore.com                                 COM           262241102       978   181800 SH     SOLE         181800      0   0
eBay Inc.                                     COM           278642103       970    14000 SH     DEFINED 01    14000      0   0
eBay Inc.                                     COM           278642103    139246  2009909 SH     SOLE        2009909      0   0
Enron Corporation                             COM           293561106         3    60000 SH     DEFINED 01    60000      0   0
Eyetech Pharmaceuticals                       COM           302297106       953    28700 SH     DEFINED 01    28700      0   0
Eyetech Pharmaceuticals                       COM           302297106     50208  1512303 SH     SOLE        1512303      0   0
FlexiInternational Software, Inc.             COM           338923105        17    45000 SH     DEFINED 01    45000      0   0
Freemarkets, Inc.                             COM           356602102       141    17178 SH     SOLE          17178      0   0
Genzyme Corporation General Div               COM           372917104       235     5028 SH     DEFINED 01     5028      0   0
Genzyme Corporation General Div               COM           372917104       117     2500 SH     SOLE           2500      0   0
Gilead Sciences, Inc.                         COM           375558103       665    12000 SH     DEFINED 01    12000      0   0
Gilead Sciences, Inc.                         COM           375558103     61389  1107100 SH     SOLE        1107100      0   0
HomeStore.com, Inc.                           COM           437852106     30260  7153700 SH     SOLE        7153700      0   0
iBEAM Broadcasting                            COM           45073P408         0      850 SH     DEFINED 01      850      0   0
Imclone Systems, Inc.                         COM           45245W109     10911   215000 SH     DEFINED 01   215000      0   0
Imclone Systems, Inc.                         COM           45245W109    117608  2317400 SH     SOLE        2317400      0   0
InfoSpace                                     COM           45678T201      3110    80000 SH     SOLE          80000      0   0
InterActiveCorp                               COM           45840Q101     42056  1329636 SH     SOLE        1329636      0   0
Internet Capital Group, Inc.                  COM           46059C106         8    20000 SH     DEFINED 01    20000      0   0
Internet Capital Group, Inc.                  COM           46059C106       257   642410 SH     SOLE         642410      0   0
Juniper Networks, Inc.                        COM           48203R104     29915  1149700 SH     SOLE        1149700      0   0
Medimmune                                     COM           584699102     50041  2168169 SH     SOLE        2168169      0   0
Mercury InterActive                           COM           589405109     32704   730000 SH     SOLE         730000      0   0
Microstrategy                                 COM           594972408         3       52 SH     SOLE             52      0   0
Net2000 Communications                        COM           64122G103         0      700 SH     DEFINED 01      700      0   0
OSI Pharmaceuticals                           COM           671040103      1536    40000 SH     SOLE          40000      0   0
Persistence Software                          COM           715329207        59    15000 SH     SOLE          15000      0   0
Paragon Financial Group                       COM           69912C105         3    21488 SH     DEFINED 01    21488      0   0
Paragon Financial Group                       COM           69912C105         0     2772 SH     SOLE           2772      0   0
Quokka Sports                                 COM           749077400         0      166 SH     DEFINED 01      166      0   0
Red Hat Inc.                                  COM           756577102     55304  2399300 SH     SOLE        2399300      0   0
Research In Motion LTD                        COM           760975102       467     5000 SH     DEFINED 01     5000      0   0
Research In Motion LTD                        COM           760975102      7186    77000 SH     SOLE          77000      0   0
Sonus Networks                                COM           835916107     21825  5758600 SH     SOLE        5758600      0   0
Sycamore Networks                             COM           871206108      8476  2077500 SH     SOLE        2077500      0   0
Telik                                         COM           87959M109      3132   116700 SH     SOLE         116700      0   0
Time Warner, Inc.                             COM           887317105       143     8500 SH     SOLE           8500      0   0
Verisign, Inc.                                COM           92343E102        41     2500 SH     SOLE           2500      0   0
WebMD Corporation                             COM           94769M105     33200  3734500 SH     SOLE        3734500      0   0
Webvan Group, Inc.                            COM           94845V103         0    90910 SH     DEFINED 01    90910      0   0
Worldcom, Inc.                                COM           98157D106         0    10350 SH     DEFINED 01    10350      0   0
XM Satellite Radio                            COM           983759101      8868   317500 SH     DEFINED 01   317500      0   0
XM Satellite Radio                            COM           983759101     91809  3287100 SH     SOLE        3287100      0   0
Yahoo!                                        COM           984332106       692    14275 SH     DEFINED 01    14275      0   0
Yahoo!                                        COM           984332106    181900  3752833 SH     SOLE        3752833      0   0
Zhone Technologies                            COM           98950P108        19     5000 SH     DEFINED 01     5000      0   0



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